Segment Reporting - Summary of Segment Reporting (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Gross revenue from services rendered	R$ 496,036	R$ 359,236	R$ 311,093
Fund Advisory fee	73,066	31,569	11,939
Fund Management fee	384,321	285,798	233,825
Fund Performance fee	38,649	41,869	65,327
Taxes and contributions	(30,578)	(19,344)	(14,374)
Net revenue from services rendered	465,458	339,892	296,717
General and administrative expenses	(222,998)	(124,245)	(113,287)
Operating profit	242,460	215,647	183,430
Finance income	28,511	10,050	21,161
Finance cost	(13,129)	(13,097)	(12,476)
Finance profit/(loss), net	15,382	(3,047)	8,685
Profit before income taxes	257,842	212,600	192,115
Income taxes	(49,227)	(43,446)	(36,483)
Profit for the year	208,615	169,154	155,632
In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	378,147	264,493	215,941
Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	117,889	94,743	95,152
Private Equity [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	216,609	189,352	180,796
Fund Advisory fee	6,178	1,096	2,313
Fund Management fee	205,162	172,573	162,555
Fund Performance fee	5,269	15,683	15,928
Taxes and contributions	(11,488)	(9,859)	(7,038)
Net revenue from services rendered	205,121	179,493	173,758
General and administrative expenses	(45,118)	(22,603)	(21,484)
Operating profit	160,003	156,890	152,274
Private Equity [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	138,403	117,566	108,198
Private Equity [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	78,206	71,786	72,598
Liquid Strategies [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	106,308	76,578	79,091
Fund Advisory fee		0
Fund Management fee	95,441	64,736	44,583
Fund Performance fee	10,867	11,842	34,507
Taxes and contributions	(9,108)	(3,821)	(3,994)
Net revenue from services rendered	97,200	72,757	75,096
General and administrative expenses	(26,313)	(9,309)	(10,133)
Operating profit	70,887	63,448	64,963
Liquid Strategies [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	98,542	62,411	64,514
Liquid Strategies [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	7,766	14,167	14,577
Investment Products and solutions [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	106,290	62,968	43,316
Fund Advisory fee	59	135	1,736
Fund Management fee	83,718	48,489	26,687
Fund Performance fee	22,513	14,344	14,892
Taxes and contributions	(4,202)	(3,040)	(2,660)
Net revenue from services rendered	102,088	59,928	40,655
General and administrative expenses	(28,258)	(10,789)	(8,467)
Operating profit	73,830	49,139	32,188
Investment Products and solutions [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	74,373	54,178	35,339
Investment Products and solutions [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	31,917	8,790	7,977
Financial Advisory Services [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	66,829	30,338	7,890
Fund Advisory fee	66,829	30,338	7,890
Fund Management fee	0	0	0
Fund Performance fee	0	0
Taxes and contributions	(5,780)	(2,624)	(682)
Net revenue from services rendered	61,049	27,714	7,208
General and administrative expenses	(12,513)	(3,012)	(2,727)
Operating profit	48,536	24,702	4,481
Financial Advisory Services [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	66,829	30,338	7,890
Corporate Center [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered		0	0
Fund Advisory fee	0	0	0
Fund Management fee	0	0	0
Fund Performance fee	0	0
Taxes and contributions	0	0	0
Net revenue from services rendered		0	0
General and administrative expenses	(110,796)	(78,532)	(70,476)
Operating profit	(110,796)	(78,532)	(70,476)
Corporate Center [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	0	0	0
Corporate Center [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	R$ 0	R$ 0	R$ 0